FINANCIAL LIABILITIES AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL LIABILITIES AND WARRANTS
Schedule of overview of the financial liabilities

in € thousand	12/31/2024	12/31/2023
Non-current financial liabilities	37,000	22,190
Warrant liability	5,053	—
Current financial liabilities	40,433	26,053